Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2025-C64
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass Through Certificates
Series 2025-C64

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing	commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Liat Heller	liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Certificate Administrator	Computershare Trust Company, N.A.
Principal Prepayment Detail	17		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Detail	18		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Delinquency Loan Detail	19	Trustee	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Modified Loan Detail	23	Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: WFCM 2025-C64 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95004BAS0	5.016000%	11,231,000.00	4,764,702.50	142,925.21	19,916.46	0.00	0.00	162,841.67	4,621,777.29	30.24%	30.00%
A-2	95004BAT8	5.552000%	21,000,000.00	21,000,000.00	0.00	97,160.00	0.00	0.00	97,160.00	21,000,000.00	30.24%	30.00%
A-SB	95004BAU5	5.663000%	16,454,000.00	16,454,000.00	0.00	77,649.17	0.00	0.00	77,649.17	16,454,000.00	30.24%	30.00%
A-4	95004BAV3	5.358000%	65,200,000.00	65,200,000.00	0.00	291,118.00	0.00	0.00	291,118.00	65,200,000.00	30.24%	30.00%
A-5	95004BAW1	5.645000%	461,633,000.00	461,633,000.00	0.00	2,171,598.57	0.00	0.00	2,171,598.57	461,633,000.00	30.24%	30.00%
A-S	95004BAZ4	5.844000%	68,856,000.00	68,856,000.00	0.00	335,328.72	0.00	0.00	335,328.72	68,856,000.00	21.80%	21.63%
B	95004BBA8	6.044000%	43,164,000.00	43,164,000.00	0.00	217,402.68	0.00	0.00	217,402.68	43,164,000.00	16.51%	16.38%
C	95004BBB6	6.041000%	31,859,000.00	31,859,000.00	0.00	160,383.52	0.00	0.00	160,383.52	31,859,000.00	12.60%	12.50%
D	95004BAC5	4.500000%	13,596,000.00	13,596,000.00	0.00	50,985.00	0.00	0.00	50,985.00	13,596,000.00	10.93%	10.85%
E	95004BAE1	4.500000%	8,222,000.00	8,222,000.00	0.00	30,832.50	0.00	0.00	30,832.50	8,222,000.00	9.93%	9.85%
F-RR	95004BAG6	6.845418%	15,180,000.00	15,180,000.00	0.00	86,594.53	0.00	0.00	86,594.53	15,180,000.00	8.06%	8.00%
G-RR	95004BAJ0	6.845418%	11,305,000.00	11,305,000.00	0.00	64,489.54	0.00	0.00	64,489.54	11,305,000.00	6.68%	6.63%
J-RR	95004BAL5	6.845418%	13,360,000.00	13,360,000.00	0.00	76,212.32	0.00	0.00	76,212.32	13,360,000.00	5.04%	5.00%
K-RR*	95004BAN1	6.845418%	41,108,756.00	41,108,756.00	0.00	197,057.19	0.00	0.00	197,057.19	41,108,756.00	0.00%	0.00%
R	95004BAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			822,168,756.00	815,702,458.50	142,925.21	3,876,728.20	0.00	0.00	4,019,653.41	815,559,533.29

X-A	95004BAX9	1.241479%	575,518,000.00	569,051,702.50	0.00	588,721.65	0.00	0.00	588,721.65	568,908,777.29
X-B	95004BAY7	0.897796%	143,879,000.00	143,879,000.00	0.00	107,644.97	0.00	0.00	107,644.97	143,879,000.00
X-D	95004BAA9	2.345418%	21,818,000.00	21,818,000.00	0.00	42,643.60	0.00	0.00	42,643.60	21,818,000.00
Notional SubTotal			741,215,000.00	734,748,702.50	0.00	739,010.22	0.00	0.00	739,010.22	734,605,777.29

Deal Distribution Total					142,925.21	4,615,738.42	0.00	0.00	4,758,663.63

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95004BAS0	424.24561482	12.72595584	1.77334699	0.00000000	0.00000000	0.00000000	0.00000000	14.49930282	411.51965898
A-2	95004BAT8	1,000.00000000	0.00000000	4.62666667	0.00000000	0.00000000	0.00000000	0.00000000	4.62666667	1,000.00000000
A-SB	95004BAU5	1,000.00000000	0.00000000	4.71916677	0.00000000	0.00000000	0.00000000	0.00000000	4.71916677	1,000.00000000
A-4	95004BAV3	1,000.00000000	0.00000000	4.46500000	0.00000000	0.00000000	0.00000000	0.00000000	4.46500000	1,000.00000000
A-5	95004BAW1	1,000.00000000	0.00000000	4.70416666	0.00000000	0.00000000	0.00000000	0.00000000	4.70416666	1,000.00000000
A-S	95004BAZ4	1,000.00000000	0.00000000	4.87000000	0.00000000	0.00000000	0.00000000	0.00000000	4.87000000	1,000.00000000
B	95004BBA8	1,000.00000000	0.00000000	5.03666667	0.00000000	0.00000000	0.00000000	0.00000000	5.03666667	1,000.00000000
C	95004BBB6	1,000.00000000	0.00000000	5.03416680	0.00000000	0.00000000	0.00000000	0.00000000	5.03416680	1,000.00000000
D	95004BAC5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	95004BAE1	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F-RR	95004BAG6	1,000.00000000	0.00000000	5.70451449	0.00000000	0.00000000	0.00000000	0.00000000	5.70451449	1,000.00000000
G-RR	95004BAJ0	1,000.00000000	0.00000000	5.70451482	0.00000000	0.00000000	0.00000000	0.00000000	5.70451482	1,000.00000000
J-RR	95004BAL5	1,000.00000000	0.00000000	5.70451497	0.00000000	0.00000000	0.00000000	0.00000000	5.70451497	1,000.00000000
K-RR	95004BAN1	1,000.00000000	0.00000000	4.79355761	0.91095727	5.19480935	0.00000000	0.00000000	4.79355761	1,000.00000000
R	95004BAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95004BAX9	988.76438704	0.00000000	1.02294220	0.00000000	0.00000000	0.00000000	0.00000000	1.02294220	988.51604518
X-B	95004BAY7	1,000.00000000	0.00000000	0.74816318	0.00000000	0.00000000	0.00000000	0.00000000	0.74816318	1,000.00000000
X-D	95004BAA9	1,000.00000000	0.00000000	1.95451462	0.00000000	0.00000000	0.00000000	0.00000000	1.95451462	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	19,916.46	0.00	19,916.46	0.00	0.00	0.00	19,916.46	0.00
A-2	07/01/26 - 07/30/26	30	0.00	97,160.00	0.00	97,160.00	0.00	0.00	0.00	97,160.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	77,649.17	0.00	77,649.17	0.00	0.00	0.00	77,649.17	0.00
A-4	07/01/26 - 07/30/26	30	0.00	291,118.00	0.00	291,118.00	0.00	0.00	0.00	291,118.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	2,171,598.57	0.00	2,171,598.57	0.00	0.00	0.00	2,171,598.57	0.00
X-A	07/01/26 - 07/30/26	30	0.00	588,721.65	0.00	588,721.65	0.00	0.00	0.00	588,721.65	0.00
X-B	07/01/26 - 07/30/26	30	0.00	107,644.97	0.00	107,644.97	0.00	0.00	0.00	107,644.97	0.00
X-D	07/01/26 - 07/30/26	30	0.00	42,643.60	0.00	42,643.60	0.00	0.00	0.00	42,643.60	0.00
A-S	07/01/26 - 07/30/26	30	0.00	335,328.72	0.00	335,328.72	0.00	0.00	0.00	335,328.72	0.00
B	07/01/26 - 07/30/26	30	0.00	217,402.68	0.00	217,402.68	0.00	0.00	0.00	217,402.68	0.00
C	07/01/26 - 07/30/26	30	0.00	160,383.52	0.00	160,383.52	0.00	0.00	0.00	160,383.52	0.00
D	07/01/26 - 07/30/26	30	0.00	50,985.00	0.00	50,985.00	0.00	0.00	0.00	50,985.00	0.00
E	07/01/26 - 07/30/26	30	0.00	30,832.50	0.00	30,832.50	0.00	0.00	0.00	30,832.50	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	86,594.53	0.00	86,594.53	0.00	0.00	0.00	86,594.53	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	64,489.54	0.00	64,489.54	0.00	0.00	0.00	64,489.54	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	76,212.32	0.00	76,212.32	0.00	0.00	0.00	76,212.32	0.00
K-RR	07/01/26 - 07/30/26	30	175,104.94	234,505.51	0.00	234,505.51	37,448.32	0.00	0.00	197,057.19	213,552.15
Totals			175,104.94	4,653,186.74	0.00	4,653,186.74	37,448.32	0.00	0.00	4,615,738.42	213,552.15

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	Additional Information
Total Available Distribution Amount (1)	4,758,663.63
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,666,206.52	Master Servicing Fee	3,375.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,056.65
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	351.21
ARD Interest	0.00	Operating Advisor Fee	1,018.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	217.75
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,666,206.52	Total Fees	13,019.80

Principal		Expenses/Reimbursements
Scheduled Principal	142,925.21	Reimbursement for Interest on Advances	79.41
Unscheduled Principal Collections		ASER Amount	27,202.24
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,166.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	142,925.21	Total Expenses/Reimbursements	37,448.32

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,615,738.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	142,925.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,758,663.63
Total Funds Collected	4,809,131.73	Total Funds Distributed	4,809,131.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	815,702,458.66	815,702,458.66	Beginning Certificate Balance	815,702,458.50
(-) Scheduled Principal Collections	142,925.21	142,925.21	(-) Principal Distributions	142,925.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	815,559,533.45	815,559,533.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	815,839,460.08	815,839,460.08	Ending Certificate Balance	815,559,533.29
Ending Actual Collateral Balance	815,711,597.79	815,711,597.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
8,000,000 or less	5	34,942,476.80	4.28%	100	6.7143	1.481905	1.30 or less	6	249,930,329.51	30.65%	100	6.4582	1.134599
8,000,001 to 9,000,000	1	8,481,182.90	1.04%	102	7.1600	1.310700	1.31 to 1.40	5	91,294,771.16	11.19%	100	7.1049	1.360270
9,000,001 to 10,000,000	3	28,610,966.09	3.51%	99	6.1598	1.861727	1.41 to 1.50	5	98,403,598.15	12.07%	88	6.9791	1.453602
10,000,001 to 15,000,000	4	47,975,728.28	5.88%	100	7.0135	1.360607	1.51 to 1.60	8	164,547,901.64	20.18%	100	6.8212	1.570264
15,000,001 to 20,000,000	4	72,904,570.95	8.94%	99	6.6401	1.899189	1.61 to 1.70	3	43,149,205.29	5.29%	99	6.5357	1.666291
20,000,001 to 30,000,000	11	254,698,109.38	31.23%	95	6.9334	1.683561	1.71 to 1.80	1	21,400,000.00	2.62%	100	7.0400	1.736700
30,000,001 to 50,000,000	2	90,207,282.58	11.06%	100	6.6619	1.485346	1.81 to 1.90	1	25,000,000.00	3.07%	101	6.7250	1.816800
50,000,001 to 70,000,000	2	123,239,216.47	15.11%	98	5.8165	1.613670	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	1	73,500,000.00	9.01%	102	6.1660	0.927700	2.01 to 2.25	2	73,239,216.47	8.98%	99	6.3209	2.103946
80,000,001 or greater	1	81,000,000.00	9.93%	101	7.2690	1.214700	2.26 to 2.75	3	48,594,511.23	5.96%	98	5.8070	2.682945
Totals	34	815,559,533.45	100.00%	98	6.6431	1.530400	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	34	815,559,533.45	100.00%	98	6.6431	1.530400
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	6	171,892,829.51	21.08%	101	6.5334	1.281803
							Industrial	21	120,019,216.47	14.72%	100	6.5457	1.763145
Colorado	1	880,000.00	0.11%	42	6.9500	1.487400
							Lodging	8	232,744,810.46	28.54%	100	6.8054	1.412757
Georgia	1	5,260,630.00	0.65%	100	7.0300	1.449100
							Mixed Use	2	45,703,598.15	5.60%	99	6.9481	1.505787
Illinois	6	126,188,074.29	15.47%	94	7.1096	1.328819
							Mobile Home Park	11	21,200,000.00	2.60%	42	6.9500	1.487400
Indiana	2	23,133,562.86	2.84%	100	6.6167	1.532394
							Multi-Family	6	127,446,189.14	15.63%	101	6.5656	1.159653
Kentucky	2	47,573,169.43	5.83%	99	6.8237	1.385652
							Retail	11	194,756,487.87	23.88%	99	6.5313	1.773622
Massachusetts	1	10,687,058.00	1.31%	99	7.4500	1.071200
							Self Storage	3	73,689,231.36	9.04%	101	6.4410	1.543403
Michigan	11	64,647,886.75	7.93%	99	6.2859	2.000904
							Totals	62	815,559,533.45	100.00%	98	6.6431	1.530400
Minnesota	3	23,180,000.00	2.84%	91	6.7308	2.020618

Nebraska	2	12,780,000.00	1.57%	99	6.8400	1.367300

New Jersey	1	28,000,000.00	3.43%	97	5.4370	2.639900

New York	3	115,000,000.00	14.10%	99	5.9098	1.380152

North Dakota	1	2,020,000.00	0.25%	42	6.9500	1.487400

Ohio	2	28,759,125.91	3.53%	100	6.8865	1.723394

Pennsylvania	3	39,641,523.95	4.86%	99	6.5549	1.655569

Tennessee	1	2,407,152.57	0.30%	100	6.5500	1.591100

Texas	2	39,054,570.95	4.79%	101	8.2041	1.501002

Virginia	2	7,839,370.00	0.96%	100	7.0300	1.449100

Washington, DC	1	20,594,511.23	2.53%	99	6.3100	2.723900

Wisconsin	11	46,020,068.00	5.64%	97	7.0058	1.381044

Totals	62	815,559,533.45	100.00%	98	6.6431	1.530400

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.5000 or less	2	28,000,000.00	3.43%	97	5.4370	2.652821	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.5001 to 5.7500	1	70,000,000.00	8.58%	97	5.5400	1.241200	13 months to 24 months	34	815,559,533.45	100.00%	98	6.6431	1.530400
	5.7501 to 6.0000	1	9,289,231.36	1.14%	98	5.8540	1.529000	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.0001 to 6.2500	2	126,739,216.47	15.54%	101	6.1719	1.421575	Totals	34	815,559,533.45	100.00%	98	6.6431	1.530400
	6.2501 to 6.5000	4	80,793,716.52	9.91%	101	6.4232	1.894332
	6.5001 to 6.7500	7	142,650,000.00	17.49%	100	6.6338	1.687502
	6.7501 to 7.0000	6	122,773,329.72	15.05%	89	6.8620	1.433993
	7.0001 to 7.2500	7	104,572,410.43	12.82%	101	7.1209	1.475615
	7.2501 to 7.5000	2	91,687,058.00	11.24%	101	7.2901	1.197974
	7.5001 or greater	2	39,054,570.95	4.79%	101	8.2041	1.501002
	Totals	34	815,559,533.45	100.00%	98	6.6431	1.530400
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	34	815,559,533.45	100.00%	98	6.6431	1.530400	Interest Only	18	565,119,216.47	69.29%	98	6.5330	1.517079
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or less	16	250,440,316.98	30.71%	100	6.8916	1.560459
	Totals	34	815,559,533.45	100.00%	98	6.6431	1.530400	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	815,559,533.45	100.00%	98	6.6431	1.530400
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	38,504,570.95	4.72%	99	6.6095	1.990832			No outstanding loans in this group
	12 months or less	31	777,054,962.50	95.28%	98	6.6448	1.507584
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	815,559,533.45	100.00%	98	6.6431	1.530400
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301271942	LO	Chicago	IL	Actual/360	7.269%	507,012.75	0.00	0.00	N/A	01/06/35	--	81,000,000.00	81,000,000.00	08/06/26
2	600968322	MF	San Francisco	CA	Actual/360	6.166%	390,256.42	0.00	0.00	N/A	02/11/35	--	73,500,000.00	73,500,000.00	08/11/26
3	329320021	LO	New York	NY	Actual/360	5.540%	333,938.89	0.00	0.00	N/A	09/01/34	--	70,000,000.00	70,000,000.00	08/01/26
4	329320001	IN	Various	MI	Actual/360	6.180%	283,321.36	0.00	0.00	N/A	11/06/34	--	53,239,216.47	53,239,216.47	08/06/26
5	329320009	RT	Simpsonville	KY	Actual/360	6.838%	266,397.09	34,653.78	0.00	N/A	11/06/34	--	45,241,936.36	45,207,282.58	08/06/26
6	329320020	SS	Long Island City	NY	Actual/360	6.485%	251,293.75	0.00	0.00	N/A	02/06/35	--	45,000,000.00	45,000,000.00	08/06/26
7	329320011	IN	Various	Various	Actual/360	6.550%	141,006.94	0.00	0.00	N/A	12/06/34	--	25,000,000.00	25,000,000.00	08/06/26
7A	329320111				Actual/360	6.550%	28,201.39	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/26
8	329320019	RT	Jersey City	NJ	Actual/360	5.437%	46,818.61	0.00	0.00	N/A	09/01/34	--	10,000,000.00	10,000,000.00	08/01/26
8A	329320119				Actual/360	5.437%	84,273.50	0.00	0.00	N/A	09/01/34	--	18,000,000.00	18,000,000.00	08/01/26
9	329320022	RT	Harrisburg	PA	Actual/360	6.613%	159,162.05	0.00	0.00	N/A	11/06/34	--	27,950,000.00	27,950,000.00	08/06/26
10	329320006	RT	Mission Viejo	CA	Actual/360	6.725%	144,774.31	0.00	0.00	N/A	01/01/35	--	25,000,000.00	25,000,000.00	08/01/26
11	328671102	MU	Chicago	IL	Actual/360	6.853%	147,529.86	0.00	0.00	N/A	08/06/34	--	25,000,000.00	25,000,000.00	08/06/26
12	329320012	IN	Pomona	CA	Actual/360	7.195%	148,696.67	0.00	0.00	N/A	01/01/35	--	24,000,000.00	24,000,000.00	03/01/26
13	329320013	LO	Fort Worth	TX	Actual/360	8.345%	169,229.65	0.00	0.00	N/A	01/06/35	--	23,550,000.00	23,550,000.00	06/06/26
14	329320005	MF	Athens	OH	Actual/360	7.040%	129,731.56	0.00	0.00	N/A	12/06/34	--	21,400,000.00	21,400,000.00	08/06/26
15	329320007	MH	Various	Various	Actual/360	6.950%	126,876.11	0.00	0.00	N/A	02/06/30	--	21,200,000.00	21,200,000.00	08/06/26
16	329320023	MU	Escondido	CA	Actual/360	7.063%	126,008.62	14,594.55	0.00	N/A	02/01/35	--	20,718,192.70	20,703,598.15	08/01/26
17	310967428	LO	Washington	DC	Actual/360	6.310%	112,001.02	18,120.19	0.00	N/A	11/11/34	--	20,612,631.42	20,594,511.23	08/11/26
18	410968760	RT	Goshen	IN	Actual/360	6.626%	115,826.16	0.00	0.00	N/A	12/11/34	--	20,300,000.00	20,300,000.00	08/11/26
19	329320018	RT	Eagan	MN	Actual/360	6.696%	115,320.00	0.00	0.00	N/A	11/01/34	--	20,000,000.00	20,000,000.00	08/01/26
20	399570164	SS	Truckee	CA	Actual/360	6.620%	110,590.78	0.00	0.00	N/A	12/06/34	--	19,400,000.00	19,400,000.00	08/06/26
21	329320014	MF	Milwaukee	WI	Actual/360	7.240%	58,154.78	6,246.79	0.00	N/A	02/01/35	--	9,327,981.52	9,321,734.73	08/01/26
22	329320015	MF	Milwaukee	WI	Actual/360	7.160%	52,327.06	5,816.04	0.00	N/A	02/01/35	--	8,486,998.94	8,481,182.90	08/06/26
23	329320008	LO	Lubbock	TX	Actual/360	7.990%	106,779.39	15,062.92	0.00	N/A	02/06/35	--	15,519,633.87	15,504,570.95	11/06/25
24	329320010	RT	Various	Various	Actual/360	7.030%	79,302.31	0.00	0.00	N/A	12/06/34	--	13,100,000.00	13,100,000.00	08/06/26
25	329320003	IN	Omaha	NE	Actual/360	6.840%	75,274.20	0.00	0.00	N/A	11/06/34	--	12,780,000.00	12,780,000.00	08/06/26
26	329320004	LO	Brighton	MI	Actual/360	6.780%	66,659.05	8,809.80	0.00	N/A	12/06/34	--	11,417,480.08	11,408,670.28	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	399570162	LO	Auburn	MA	Actual/360	7.450%	68,604.64	6,889.00	0.00	N/A	11/06/34	--	10,693,947.00	10,687,058.00	08/06/26
28	410967520	SS	Fairfield	CA	Actual/360	5.854%	46,872.85	9,195.80	0.00	N/A	10/11/34	--	9,298,427.16	9,289,231.36	08/11/26
29	610967822	RT	Irwin	PA	Actual/360	6.350%	42,907.56	6,871.30	0.00	N/A	10/11/34	--	7,846,950.68	7,840,079.38	08/11/26
30	329320016	MF	Milwaukee	WI	Actual/360	7.240%	47,200.76	5,070.15	0.00	N/A	02/01/35	--	7,570,964.80	7,565,894.65	08/01/26
31	329320002	RT	East Liverpool	OH	Actual/360	6.440%	40,845.18	6,264.37	0.00	N/A	11/06/34	--	7,365,390.28	7,359,125.91	08/06/26
32	329320017	MF	Milwaukee	WI	Actual/360	6.954%	43,011.25	5,330.52	0.00	N/A	11/01/34	--	7,182,707.38	7,177,376.86	08/01/26
Totals							4,666,206.52	142,925.21	0.00				815,702,458.66	815,559,533.45
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,021,731.87	8,691,142.67	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,324,187.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	47,340,759.00	4,511,427.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,543,773.96	1,822,715.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,341,020.97	1,894,969.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,322,604.01	3,711,403.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,874,799.08	1,504,777.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	28,519,064.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,329,551.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	22,902,294.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	21,894,474.92	19,883,111.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,579,608.10	0.00	--	--	08/11/26	0.00	0.00	148,309.58	733,380.02	0.00	0.00
13	3,517,866.67	3,629,548.41	04/01/25	03/31/26	--	0.00	0.00	168,849.82	332,800.75	0.00	0.00
14	2,566,325.60	1,366,765.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,159,097.77	2,278,939.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,504,036.11	655,707.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,006,612.21	4,938,903.58	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,546,068.91	537,969.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	14,249,536.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,833,972.40	460,711.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,018,365.90	268,384.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,025,627.59	235,854.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	05/11/26	3,956,129.62	158,125.66	94,389.76	937,864.08	0.00	0.00
24	1,462,277.00	344,256.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,271,193.30	328,651.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,619,935.78	1,580,957.29	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,193,243.65	1,133,547.95	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,038,656.52	259,256.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	263,929.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	903,612.40	204,000.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	965,426.20	256,936.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	767,291.55	189,365.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	221,643,014.59	60,953,234.75				3,956,129.62	158,125.66	411,549.16	2,004,044.85	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	23,550,000.00	0	0.00	2	39,504,570.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643091%	6.612734%	98
07/17/26	1	23,550,000.00	0	0.00	2	39,519,633.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643134%	6.612774%	99
06/17/26	1	23,550,000.00	1	24,000,000.00	1	15,538,018.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643189%	6.612826%	100
05/15/26	1	24,000,000.00	0	0.00	1	15,552,853.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643231%	6.620218%	101
04/17/26	0	0.00	0	0.00	1	15,571,018.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643285%	6.620268%	102
03/17/26	0	0.00	0	0.00	1	15,585,627.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643326%	6.620305%	103
02/18/26	0	0.00	0	0.00	1	15,610,459.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643405%	6.620378%	104
01/16/26	0	0.00	1	15,624,798.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643445%	6.620415%	105
12/17/25	1	15,639,040.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643485%	6.625237%	106
11/18/25	1	15,656,635.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643538%	6.625290%	107
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643577%	6.625329%	108
09/17/25	1	15,688,045.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.643629%	6.625381%	109
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	329320012	03/01/26	4	6	148,309.58	733,380.02	0.00	24,000,000.00	06/01/26	13
13	329320013	06/06/26	1	1	168,849.82	332,800.75	0.00	23,550,000.00
23	329320008	11/06/25	8	6	94,389.76	937,864.08	24,071.93	15,656,635.28	01/12/26	13
Totals					411,549.16	2,004,044.85	24,071.93	63,206,635.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		21,200,000	21,200,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		794,359,533	731,304,963	63,054,571		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	815,559,533	752,504,963	23,550,000	0	39,504,571	0
Jul-26	815,702,459	752,632,825	23,550,000	0	39,519,634	0
Jun-26	815,879,135	752,791,116	23,550,000	24,000,000	15,538,019	0
May-26	816,020,175	776,467,322	24,000,000	0	15,552,853	0
Apr-26	816,195,037	800,624,019	0	0	15,571,019	0
Mar-26	816,334,213	800,748,586	0	0	15,585,627	0
Feb-26	816,576,749	800,966,290	0	0	15,610,459	0
Jan-26	816,713,670	801,088,872	0	15,624,799	0	0
Dec-25	816,849,785	801,210,745	15,639,040	0	0	0
Nov-25	817,019,908	801,363,273	15,656,635	0	0	0
Oct-25	817,154,217	817,154,217	0	0	0	0
Sep-25	817,322,602	801,634,557	15,688,045	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	329320012	24,000,000.00	24,000,000.00	56,500,000.00	07/09/26	2,510,975.60	1.43420	12/31/25	01/01/35	341
23	329320008	15,504,570.95	15,656,635.28	13,500,000.00	03/16/26	2,123,157.10	1.34000	--	02/06/35	281
Totals		39,504,570.95	39,656,635.28	70,000,000.00		4,634,132.70

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	329320012	IN	CA	06/01/26	13

Borrower provided the documents outlined in the Pre-Negotiation Letter. As of 6/30/2026, the property achieved an NOI of $2.90MM resulting in a DSCR of 1.61x. As of 7/31/2026 the property is fully occupied. Special Servicer engaged counsel in order to set up cash management prior to returning the loan to Master Servicing.

23	329320008	LO	TX	01/12/26	13

The Borrower remains in default and a Notice of Default was issued on 4/7/26. The Special Servicer and its counsel continue to work with Marriott to resolve some additional franchise matters in advance of the appointment of a Receiver.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	76.49	0.00	0.00	0.00
12	0.00	0.00	5,166.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	5,000.00	0.00	0.00	27,202.24	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.92	0.00	0.00	0.00
Total	0.00	0.00	10,166.67	0.00	0.00	27,202.24	0.00	0.00	79.41	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		37,448.32

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Supplemental Notes
None

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